Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2015
Registrant Name	dei_EntityRegistrantName	PAX WORLD FUNDS SERIES TRUST I
CIK	dei_EntityCentralIndexKey	0000076721
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar. 31, 2016
Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2016
Prospectus Date	rr_ProspectusDate	Apr. 01, 2016
Pax Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Pax Growth Fund (the “Growth Fund”) Summary of Key Information
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Growth Fund’s investment objective is to seek long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees & Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class R shares of the Growth Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2017.
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth Fund’s performance. During the Growth Fund’s most recent fiscal year, the Growth Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Growth Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class, Class A or Class R shares of the Growth Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Growth Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Growth Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments. The Fund avoids investing in companies that its investment adviser determines are significantly involved in the extraction and/or refining of fossil fuels (coal, oil and gas).

Under normal market conditions, the Growth Fund invests primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that the Growth Fund’s portfolio manager believes will have above-average growth prospects.

The Growth Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Growth Fund may invest in securities of companies with any market capitalization.

The Growth Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Growth Fund may utilize derivatives for hedging and for investment purposes.

In addition, the Growth Fund strives to be fossil fuel-free (avoiding investing in companies that PWM determines are significantly involved in the extraction and/or refining of fossil fuels). Under normal circumstances the Growth Fund will therefore be underweight the energy sector vis-a-vis its benchmark index and will strive to substitute instead companies whose products, services or business strategies offer positive solutions to global sustainability challenges.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the Growth Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Growth Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Calendar Year Total Returns The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Growth Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Growth Fund by showing changes in the Growth Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	800.767.1729
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Individual Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009 , 15.98%
Worst quarter: 4th quarter 2008, -26.10%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.10%)
Performance Table:	rr_PerformanceTableHeading

Average Annual Total Returns The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Growth Fund. The performance table is intended to provide some indication of the risks of investment in the Growth Fund by showing how the Growth Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class Shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary.
Pax Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWGIX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 101
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	324
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	565
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,256
1 Year	rr_AverageAnnualReturnYear01	2.50%	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	10.65%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	6.28%	[3],[4]
Pax Growth Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXWGX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 126
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	402
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	698
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,542
2006	rr_AnnualReturn2006	(2.26%)
2007	rr_AnnualReturn2007	13.39%
2008	rr_AnnualReturn2008	(41.52%)
2009	rr_AnnualReturn2009	38.94%
2010	rr_AnnualReturn2010	22.22%
2011	rr_AnnualReturn2011	(2.05%)
2012	rr_AnnualReturn2012	13.08%
2013	rr_AnnualReturn2013	29.61%
2014	rr_AnnualReturn2014	11.66%
2015	rr_AnnualReturn2015	2.20%
1 Year	rr_AverageAnnualReturnYear01	2.20%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.37%	[4]
10 Years	rr_AverageAnnualReturnYear10	6.07%	[4]
Pax Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXGAX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 669
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	930
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,210
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,007
1 Year	rr_AverageAnnualReturnYear01	(3.38%)	[4],[6]
5 Years	rr_AverageAnnualReturnYear05	9.14%	[4],[6]
10 Years	rr_AverageAnnualReturnYear10	5.47%	[4],[6]
Pax Growth Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXGRX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[1]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.49%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 152
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	479
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	830
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,820
1 Year	rr_AverageAnnualReturnYear01	1.97%	[4],[7]
5 Years	rr_AverageAnnualReturnYear05	10.08%	[4],[7]
10 Years	rr_AverageAnnualReturnYear10	5.86%	[4],[7]
Pax Growth Fund | Return After Taxes | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.69%	[4]
5 Years	rr_AverageAnnualReturnYear05	9.63%	[4]
10 Years	rr_AverageAnnualReturnYear10	5.47%	[4]
Pax Growth Fund | Return After Taxes and Distributions | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.41%	[4]
5 Years	rr_AverageAnnualReturnYear05	8.16%	[4]
10 Years	rr_AverageAnnualReturnYear10	4.83%	[4]
Pax Growth Fund | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.67%	[8],[9]
5 Years	rr_AverageAnnualReturnYear05	13.53%	[8],[9]
10 Years	rr_AverageAnnualReturnYear10	8.53%	[8],[9]
Pax Growth Fund | Lipper Multi-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.09%	[9],[10]
5 Years	rr_AverageAnnualReturnYear05	11.70%	[9],[10]
10 Years	rr_AverageAnnualReturnYear10	7.52%	[9],[10]
Pax Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Pax Mid Cap Fund (the “Mid Cap Fund”) Summary of Key Information
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Mid Cap Fund’s investment objective is to seek long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees & Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Individual Investor Class shares of the Mid Cap Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Mid Cap Fund’s performance. Because the Mid Cap Fund is a newly-formed fund that has yet to commence operations, no prior fiscal year turnover rate is available.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class and Individual Investor Class shares of the Mid Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Individual Investor Class shares of the Mid Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Mid Cap Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Mid Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Mid Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell Midcap Index as measured by market capitalization. As of December 31, 2015, the Russell Midcap Index included companies with market capitalizations ranging from approximately $386 million to $30.5 billion.

The Mid Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager may overweight or underweight specific sectors and may take concentrated positions, which could lead to increased volatility. The Mid Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry.

The Mid Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Mid Cap Fund’s investments in securities of non-U.S. issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

The Mid Cap Fund may utilize derivatives for hedging and for investment purposes.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments. To the extent the Fund concentrates its investments in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to the risks of mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Mid Cap Fund.

The foregoing descriptions are only summaries. Please see “About the Fund—Risks” on page 98 for more detailed descriptions of the foregoing risks.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Mid Cap Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	No performance information is shown for the Mid Cap Fund because it has not yet been in operation for a full calendar year.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	No performance information is shown for the Mid Cap Fund because it has not yet been in operation for a full calendar year.
Pax Mid Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMIDX
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[11]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 91
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	284
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	493
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,096
Pax Mid Cap Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWMDX
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[11]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 116
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	362
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	628
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,386
Pax Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Pax Small Cap Fund (the “Small Cap Fund”) Summary of Key Information
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Small Cap Fund’s investment objective is to seek long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees & Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class R shares of the Small Cap Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Small Cap Fund’s performance. During the Small Cap Fund’s most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Small Cap Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class, Class A and Class R shares of the Small Cap Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class, Class A or Class R shares of the Small Cap Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Small Cap Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Small Cap Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization. As of December 31, 2015, the Russell 2000 Index included companies with market capitalization from approximately $15 million to $6.5 billion.

The Small Cap Fund selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The portfolio manager may overweight or underweight a specific sector and may take concentrated positions which could lead to increased volatility. The Small Cap Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry.

The Small Cap Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs. The Small Cap Fund’s investments in securities of non-U.S. issuers, if any, may be diversified across multiple countries or geographic regions, or may be focused in a single country or geographic region.

The Small Cap Fund may utilize derivatives for hedging and for investment purposes.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Small Cap Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Small Cap Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Small Cap Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Small Cap Fund by showing changes in the Small Cap Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	800.767.1729
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Individual Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 19.79%
Worst quarter: 3rd quarter 2011, -21.71%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.71%)
Performance Table:	rr_PerformanceTableHeading

Average Annual Total Returns The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Small Cap Fund. The performance table is intended to provide some indication of the risks of investment in the Small Cap Fund by showing how the Small Cap Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and since inception period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Small Cap Fund, the Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Small-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class shares of the Fund.
Pax Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSIX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[13]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 100
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	312
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	542
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,201
1 Year	rr_AverageAnnualReturnYear01	(3.62%)	[14]
5 Years	rr_AverageAnnualReturnYear05	10.35%	[14]
10 Years	rr_AverageAnnualReturnYear10	9.31%	[14]
Pax Small Cap Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSCX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[13]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 125
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	390
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	676
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,489
2009	rr_AnnualReturn2009	37.02%
2010	rr_AnnualReturn2010	30.17%
2011	rr_AnnualReturn2011	(3.50%)
2012	rr_AnnualReturn2012	13.55%
2013	rr_AnnualReturn2013	43.24%
2014	rr_AnnualReturn2014	7.06%
2015	rr_AnnualReturn2015	(3.85%)
1 Year	rr_AverageAnnualReturnYear01	(3.85%)	[14]
5 Years	rr_AverageAnnualReturnYear05	10.06%	[14]
10 Years	rr_AverageAnnualReturnYear10	9.03%	[14]
Pax Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSAX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[15]
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[13]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 668
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	919
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,188
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,957
1 Year	rr_AverageAnnualReturnYear01	(9.16%)	[14],[16]
5 Years	rr_AverageAnnualReturnYear05	8.84%	[14],[16]
10 Years	rr_AverageAnnualReturnYear10	8.25%	[14],[16]
Pax Small Cap Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSRX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[13]
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 151
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	468
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	808
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,768
1 Year	rr_AverageAnnualReturnYear01	(4.09%)	[14]
5 Years	rr_AverageAnnualReturnYear05	9.79%	[14]
10 Years	rr_AverageAnnualReturnYear10	8.76%	[14],[17]
Pax Small Cap Fund | Return After Taxes | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.09%)	[14]
5 Years	rr_AverageAnnualReturnYear05	8.67%	[14]
10 Years	rr_AverageAnnualReturnYear10	7.72%	[14]
Pax Small Cap Fund | Return After Taxes and Distributions | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.15%)	[14]
5 Years	rr_AverageAnnualReturnYear05	7.85%	[14]
10 Years	rr_AverageAnnualReturnYear10	6.99%	[14]
Pax Small Cap Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)	[18],[19]
5 Years	rr_AverageAnnualReturnYear05	9.19%	[18],[19]
10 Years	rr_AverageAnnualReturnYear10	8.08%	[18],[19]
Pax Small Cap Fund | Lipper Small-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.23%)	[19],[20]
5 Years	rr_AverageAnnualReturnYear05	8.64%	[19],[20]
10 Years	rr_AverageAnnualReturnYear10	7.93%	[19],[20]
PAX Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Pax Balanced Fund (the “Balanced Fund”) Summary of Key Information
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock

The Balanced Fund’s primary investment objective is to seek income and conservation of principal[1]. As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.

1  Although the Balanced Fund seeks conservation of principal, no assurance can be given that the Fund will achieve this objective, and an investment in the Fund involves the risk of loss.

Secondary objectives	rr_ObjectiveSecondaryTextBlock	As a secondary investment objective, the Balanced Fund seeks long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees & Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class or Class R shares of the Balanced Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Balanced Fund’s performance. During the Balanced Fund’s most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	61.00%
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class and Class R shares of the Balanced Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class or Class R shares of the Balanced Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Balanced Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Balanced Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

The Balanced Fund normally expects to invest (directly or indirectly through mutual funds and/or exchange-traded funds (“ETFs” and, together with mutual funds, “Underlying Funds”)) approximately 60–75% of its assets in equity securities and approximately 25–40% of its assets in debt securities, though this allocation may vary somewhat depending on market conditions.

With respect to the equity portion of its portfolio, the Balanced Fund’s portfolio managers intend to use a team approach to manage a high conviction, core growth portfolio of primarily large cap securities and a smaller allocation to core, mid- and small-cap securities of high quality, attractively valued companies. The portfolio managers utilize an investment process combining fundamental analysis with a focus on valuation and volatility reduction.

With respect to the debt portion of the portfolio, the Balanced Fund intends to invest primarily in obligations, including mortgage-related securities, issued or guaranteed by the United States government or its agencies and instrumentalities and corporate bonds that are, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard & Poor’s Ratings Group or Baa or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality. Although the Fund is not constrained with respect to duration, the debt portion of the Fund is normally intended to be managed with only moderate deviation in duration from the broad market.

The Balanced Fund’s portfolio managers use both qualitative analysis and quantitative techniques when allocating the Balanced Fund’s assets between equity securities and debt securities.

The Balanced Fund may invest up to 45% of its assets in securities of non-U.S. issuers, including emerging market investments and American Depositary Receipts (“ADRs”), but may invest no more than 25% of its assets in securities of non-U.S. issuers other than ADRs.

The Balanced Fund may utilize derivatives for hedging and for investment purposes.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively affect the Fund’s performance.

• Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Changing regulatory and market conditions, including a decline in the number or capacity of financial institutions to make markets in the Fund’s investments, as well as increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund’s investments. Illiquid investments may also be more difficult to value, and judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

• Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

• Allocation Risk The allocation techniques and decisions of the investment adviser may not produce the desired results.

• U.S. Government Securities Risk U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

• Mortgage Risk Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

• Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Balanced Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Balanced Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Balanced Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	800.767.1729
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Individual Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 10.74%
Worst quarter: 4th quarter 2008, -16.75%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.75%)
Performance Table:	rr_PerformanceTableHeading

Average Annual Total Returns The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and Class R shares of the Balanced Fund. The performance table is intended to provide some indication of the risks of investment in the Balanced Fund by showing how the Balanced Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Balanced Fund, the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the Lipper Mixed-Asset Target Allocation Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and Class R shares may vary.
PAX Balanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAXIX
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[21]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 69
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	218
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	379
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 847
1 Year	rr_AverageAnnualReturnYear01	(0.23%)	[17],[23]
5 Years	rr_AverageAnnualReturnYear05	6.70%	[17],[23]
10 Years	rr_AverageAnnualReturnYear10	4.75%	[17],[23]
PAX Balanced Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAXWX
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[21]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 95
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	296
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	515
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,143
2006	rr_AnnualReturn2006	10.71%
2007	rr_AnnualReturn2007	9.44%
2008	rr_AnnualReturn2008	(30.72%)
2009	rr_AnnualReturn2009	21.41%
2010	rr_AnnualReturn2010	11.83%
2011	rr_AnnualReturn2011	(1.83%)
2012	rr_AnnualReturn2012	11.28%
2013	rr_AnnualReturn2013	16.34%
2014	rr_AnnualReturn2014	8.00%
2015	rr_AnnualReturn2015	(0.53%)
1 Year	rr_AverageAnnualReturnYear01	(0.53%)	[17]
5 Years	rr_AverageAnnualReturnYear05	6.42%	[17]
10 Years	rr_AverageAnnualReturnYear10	4.52%	[17]
PAX Balanced Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAXRX
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[21]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[22]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 120
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	375
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	649
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,432
1 Year	rr_AverageAnnualReturnYear01	(0.72%)	[17],[24]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[17],[24]
10 Years	rr_AverageAnnualReturnYear10	4.31%	[17],[24]
PAX Balanced Fund | Return After Taxes | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.42%)	[17]
5 Years	rr_AverageAnnualReturnYear05	4.73%	[17]
10 Years	rr_AverageAnnualReturnYear10	3.27%	[17]
PAX Balanced Fund | Return After Taxes and Distributions | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.16%	[17]
5 Years	rr_AverageAnnualReturnYear05	4.93%	[17]
10 Years	rr_AverageAnnualReturnYear10	3.47%	[17]
PAX Balanced Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[25],[26]
5 Years	rr_AverageAnnualReturnYear05	12.57%	[25],[26]
10 Years	rr_AverageAnnualReturnYear10	7.31%	[25],[26]
PAX Balanced Fund | Blended Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.28%	[26],[27],[28]
5 Years	rr_AverageAnnualReturnYear05	8.95%	[26],[27],[28]
10 Years	rr_AverageAnnualReturnYear10	6.48%	[26],[27],[28]
PAX Balanced Fund | Lipper Mixed-Asset Target Alloc. Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.54%)	[26],[29]
5 Years	rr_AverageAnnualReturnYear05	7.69%	[26],[29]
10 Years	rr_AverageAnnualReturnYear10	5.85%	[26],[29]
Pax MSCI International ESG Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Pax MSCI International ESG Index Fund (the “International Index Fund”) Summary of Key Information
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The International Index Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees & Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor or Class R shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Fund’s performance. During the International Index Fund’s most recent fiscal year, the International Index Fund’s portfolio turnover rate was 86%* of the average value of the portfolio.

* To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the International Index Fund utilizes one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 8% for the year ended December 31, 2015.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	86.00%
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class and Class R shares of the Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class or Class R shares of the Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The International Index Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the MSCI EAFE ESG Index, which is created and maintained by MSCI, Inc. The MSCI EAFE ESG Index consists of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. As of December 31, 2015, the MSCI EAFE ESG Index included companies with market capitalization between approximately $2.3 billion and $235.1 billion.

Under normal circumstances, the Fund invests more than 80% of its total assets in the component securities of the MSCI EAFE ESG Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the MSCI EAFE ESG Index. The Fund may use a representative sampling strategy to achieve its investment objective, which means that it may not always hold the same securities in the same proportions as the MSCI EAFE ESG Index. The Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the MSCI EAFE ESG Index, but which Pax World Management LLC (“PWM”) believes will help the Fund track the price and yield performance of the MSCI EAFE ESG Index. Any investments in stocks or stock options not included in the MSCI EAFE ESG Index will be evaluated by PWM for satisfaction of PWM’s ESG criteria. See “Pax Sustainability/ESG Criteria” on page 108. PWM intends that, over time, the correlation between the Fund’s performance and that of the MSCI EAFE ESG Index, before fees and expenses, will be 95% or better. If the MSCI EAFE ESG Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments in the same industry or group of industries. As of the date of this Prospectus, the MSCI EAFE ESG Index is not concentrated in any industry or group of industries.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

• Investment Approach Risk The Fund does not attempt to outperform the MSCI EAFE ESG Index or take defensive positions in declining markets. Accordingly, the Fund’s performance would likely be adversely affected by a decline in the MSCI EAFE ESG Index.

• Concentration Risk A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries.

If the MSCI EAFE ESG Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.

• Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Asian/Pacific Investment Risk Certain Asia and Pacific region economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Asia and Pacific region economies generally are dependent on the economies of Europe and the United States, especially with respect to agricultural products and natural resources. Political and social instability and deteriorating economic conditions may result in significant downturns and increased volatility in many Asia and Pacific region economies. Portions of the Asia and Pacific region have historically been prone to natural disasters such as tsunamis and droughts and the region is economically sensitive to environmental events. Any such event could have a significant adverse effect on Asia and Pacific region economies. The Australian and New Zealand economies, in particular, are dependent on exports from the agricultural and mining sectors, which make those economies particularly susceptible to fluctuations in the commodities markets. Australian and New Zealand economies are also increasingly dependent on their growing service industries. Economic events in any one country can have a significant economic effect on the entire Asia and Pacific region.

• European Investment Risk The Economic and Monetary Union of the European Union (“EU”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect EU member countries, as well as other European countries. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies may have a significant adverse effect on the economies of EU members and their trading partners, including non-member European countries. Additionally, eastern European markets remain relatively undeveloped and may be particularly sensitive to political and economic developments.

• Currency Risk The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.

• Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.

• Non-Correlation Risk The performance of the International Index Fund and of the MSCI EAFE ESG Index may vary somewhat for a variety of reasons. For example, the International Index Fund incurs operating expenses and portfolio transaction costs not incurred by the MSCI EAFE ESG Index. In addition, the International Index Fund may not be able to be fully invested in the component securities of the MSCI EAFE ESG Index. Any use of sampling techniques may affect the International Index Fund’s ability to achieve close correlation with the MSCI EAFE ESG Index.

• Management Risk At any time that the Fund employs a representative sampling strategy, investment decisions made by PWM and the Fund’s portfolio manager may cause the Fund to underperform the MSCI EAFE ESG Index.

• Small- and Medium-Sized Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

As with all mutual funds, investors may lose money by investing in the International Index Fund.

The foregoing descriptions are only summaries. Please see “About the Fund—Risks” on page 98 for more detailed descriptions of the foregoing risks.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the International Index Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Effective March 31, 2014 the Pax MSCI International ESG Index Fund acquired the assets of Pax World International Fund, a series of Pax World Funds Series Trust I, and of Pax MSCI EAFE ESG Index ETF, a series of Pax World Funds Trust II, pursuant to an Agreement and Plan of Reorganization dated December 13, 2013 (the “Reorganizations”). Because the Pax MSCI International ESG Index Fund had no investment operations prior to the closing of the Reorganizations, and based on the similarity of the Pax MSCI International ESG Index Fund to Pax MSCI EAFE ESG Index ETF, Pax MSCI EAFE ESG Index ETF (the “Predecessor Fund”) is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to March 31, 2014 is that of the Predecessor Fund.

The bar chart below presents the calendar year total returns for Institutional Class shares of the International Index Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Index Fund by showing changes in the International Index Fund’s performance from year to year. All performance information shown for the International Index Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the International Index Fund by showing changes in the International Index Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	800.767.1729
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Institutional Class Shares
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 3rd quarter 2013, 10.78%
Worst quarter: 3rd quarter 2011, -17.36%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.36%)
Performance Table:	rr_PerformanceTableHeading

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class, Individual Investor Class and Class R shares of the Fund. The performance table is intended to provide some indication of the risk of investing in the Fund by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index over the periods shown. All performance information shown for the Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. After-tax performance is presented only for Institutional Class Shares of the Fund. After-tax returns for Individual Investor Class and Class R shares would be lower. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts) As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the International Index Fund, the MSCI EAFE ESG Index and the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index are not investments, are not professionally managed, and (with the exception of the Lipper International Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns may not be relevant to investors who hold shares of the Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts)
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class Shares of the Fund. After-tax returns for Individual Investor Class and Class R shares would be lower.
Pax MSCI International ESG Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXNIX
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[30]
Management Fee	rr_ManagementFeesOverAssets	0.55%	[31]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[32]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 57
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	179
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	313
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 701
2012	rr_AnnualReturn2012	16.98%
2013	rr_AnnualReturn2013	24.96%
2014	rr_AnnualReturn2014	(5.49%)
2015	rr_AnnualReturn2015	1.16%
1 Year	rr_AverageAnnualReturnYear01	1.16%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[33]
Pax MSCI International ESG Index Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXINX
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[30]
Management Fee	rr_ManagementFeesOverAssets	0.55%	[31]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[32]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 83
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	259
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	450
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,002
1 Year	rr_AverageAnnualReturnYear01	0.91%	[33],[34]
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%	[33],[34]
Pax MSCI International ESG Index Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXIRX
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[30]
Management Fee	rr_ManagementFeesOverAssets	0.55%	[31]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[32]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 108
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	337
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	585
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,294
1 Year	rr_AverageAnnualReturnYear01	0.66%	[33],[34]
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%	[33],[34]
Pax MSCI International ESG Index Fund | Return After Taxes | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.33%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%	[33]
Pax MSCI International ESG Index Fund | Return After Taxes and Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.69%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception	2.38%	[33]
Pax MSCI International ESG Index Fund | MSCI EAFE ESG (Net) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.31%	[35],[36]
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%	[35],[36]
Pax MSCI International ESG Index Fund | MSCI EAFE (Net) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.81%)	[36],[37]
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%	[36],[37]
Pax MSCI International ESG Index Fund | Lipper International Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.21%)	[36],[38]
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%	[36],[38]
Pax Global Environmental Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”) Summary of Key Information
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Global Environmental Markets Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees & Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class R shares of the Global Environmental Markets Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Global Environmental Markets Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Global Environmental Markets Fund’s performance. During the Global Environmental Markets Fund’s most recent fiscal year, the Global Environmental Markets Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Global Environmental Markets Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class, Class A and Class R shares of the Global Environmental Markets Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class, Class A or Class R shares of the Global Environmental Markets Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Environmental Markets Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Global Environmental Markets Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments. Under normal market conditions, the Global Environmental Markets Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets. The Fund’s investments may be diversified across multiple countries or geographic regions, or may be focused on a select geographic region, although the Global Environmental Markets Fund will normally have investments in a minimum of three countries other than the United States.

The Global Environmental Markets Fund invests in environmental markets—companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry. The Global Environmental Markets Fund’s portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis. The Global Environmental Markets Fund is not constrained by any particular investment style, and may therefore invest in “growth” stocks, “value” stocks or a combination of both. Additionally, it may buy stocks in any sector or industry, and it is not limited to investing in securities of a specific market capitalization.

The Global Environmental Markets Fund may utilize derivatives for hedging and for investment purposes.

The Global Environmental Markets Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and countries improve their environmental performance, and avoids investing in companies with significant environmental problems or worsening environmental profiles. In addition, the Fund strives to be fossil fuel-free (avoiding investing in companies that PWM determines are significantly involved in the extraction and/or refining of fossil fuels).

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Turnover Risk Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

• Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the Global Environmental Markets Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Global Environmental Markets Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the Global Environmental Markets Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Environmental Markets Fund by showing changes in the Global Environmental Markets Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Global Environmental Markets Fund by showing changes in the Global Environmental Markets Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	800.767.1729
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Individual Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 29.43%
Worst quarter: 3rd quarter 2011, -21.05%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.05%)
Performance Table:	rr_PerformanceTableHeading

Average Annual Total Returns The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the Global Environmental Markets Fund. The performance table is intended to provide some indication of the risks of investment in the Global Environmental Markets Fund by showing how the Global Environmental Markets Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Global Environmental Markets Fund, the MSCI ACWI (Net) Index, FTSE Environmental Opportunities Index Series and the MSCI World (Net) Index are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class shares of the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary.
Pax Global Environmental Markets Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGINX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[39]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[40]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	367
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	637
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,408
1 Year	rr_AverageAnnualReturnYear01	(1.21%)	[41]
5 Years	rr_AverageAnnualReturnYear05	6.49%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%	[41]
Pax Global Environmental Markets Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRNX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[39]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[40]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 143
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	445
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	770
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,690
2009	rr_AnnualReturn2009	37.52%
2010	rr_AnnualReturn2010	11.20%
2011	rr_AnnualReturn2011	(10.39%)
2012	rr_AnnualReturn2012	19.27%
2013	rr_AnnualReturn2013	32.01%
2014	rr_AnnualReturn2014	(2.78%)
2015	rr_AnnualReturn2015	(1.45%)
1 Year	rr_AverageAnnualReturnYear01	(1.45%)	[41]
5 Years	rr_AverageAnnualReturnYear05	6.21%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[41]
Pax Global Environmental Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXEAX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[42]
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[39]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[40]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.40%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 685
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	971
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,278
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,147
1 Year	rr_AverageAnnualReturnYear01	(6.85%)	[41],[43]
5 Years	rr_AverageAnnualReturnYear05	5.03%	[41],[43]
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%	[41],[43]
Pax Global Environmental Markets Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGRGX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[39]
Management Fee	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[40]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 168
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	522
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	901
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,965
1 Year	rr_AverageAnnualReturnYear01	(1.65%)	[41]
5 Years	rr_AverageAnnualReturnYear05	5.95%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%	[41],[44]
Pax Global Environmental Markets Fund | Return After Taxes | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.70%)	[41]
5 Years	rr_AverageAnnualReturnYear05	5.85%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%	[41]
Pax Global Environmental Markets Fund | Return After Taxes and Distributions | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.67%)	[41]
5 Years	rr_AverageAnnualReturnYear05	4.88%	[41]
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[41]
Pax Global Environmental Markets Fund | MSCI ACWI (Net) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.36%)	[45],[46]
5 Years	rr_AverageAnnualReturnYear05	6.09%	[45],[46]
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%	[45],[46]
Pax Global Environmental Markets Fund | FTSE Environmental Opportunities Index Series
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.92%)	[46],[47]
5 Years	rr_AverageAnnualReturnYear05	5.49%	[46],[47]
Pax Global Environmental Markets Fund | MSCI World (Net) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.87%)	[46],[48]
5 Years	rr_AverageAnnualReturnYear05	7.59%	[46],[48]
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%	[46],[48]
Pax High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Pax High Yield Bond Fund (the “High Yield Bond Fund”) Summary of Key Information
Investment objective:	rr_ObjectiveHeading	Investment Objectives
Investment objective	rr_ObjectivePrimaryTextBlock	The High Yield Bond Fund’s primary investment objective is to seek high current income.
Secondary objectives	rr_ObjectiveSecondaryTextBlock	As a secondary investment objective the High Yield Bond Fund seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees & Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class R shares of the High Yield Bond Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Yield Bond Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the High Yield Bond Fund’s performance. During the High Yield Bond Fund’s most recent fiscal year, the High Yield Bond Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Yield Bond Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Institutional Class, Individual Investor Class, Class A and Class R shares of the High Yield Bond Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class, Individual Investor Class, Class A or Class R shares of the High Yield Bond Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the High Yield Bond Fund’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The High Yield Bond Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the High Yield Bond Fund invests at least 80% of its assets (plus any borrowings for investment purposes) in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds.” The High Yield Bond Fund may, on a short-term basis pending longer term investment, invest in exchange traded funds that invest primarily in high-yield securities. The High Yield Bond Fund treats these short-term investments as high-yield, fixed income securities for purposes of its 80% policy.

In determining which securities to buy for the High Yield Bond Fund, the portfolio managers seek to establish if each security’s return is appropriate for its level of risk.

In making this determination, the portfolio managers generally perform fundamental credit analysis. The High Yield Bond Fund may invest up to 40% of its assets in securities of non-U.S. issuers, including investments in emerging markets.

The High Yield Bond Fund may utilize derivatives for hedging and for investment purposes, and may invest in credit default swaps on indices of high-yield securities on a short-term basis (generally less than 90 days) pending longer term investment.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

• Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

• Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Interest Rate Risk The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively affect the Fund’s performance.

• Liquidity Risk Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Changing regulatory and market conditions, including a decline in the number or capacity of financial institutions to make markets in the Fund’s investments, as well as increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund’s investments. Illiquid investments may also be more difficult to value, and judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

• Credit Risk Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

• Reinvestment Risk Income from the Fund’s investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund’s earnings rate at that time.

• Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• High Yield Securities Risk High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.

As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the High Yield Bond Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the High Yield Bond Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the High Yield Bond Fund by showing changes in the High Yield Bond Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	800.767.1729
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Individual Investor Class
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 11.79%
Worst quarter: 4th quarter 2008, -17.51%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.51%)
Performance Table:	rr_PerformanceTableHeading

Average Annual Total Returns The performance table below presents the average annual total returns for Individual Investor Class, Class A, Institutional Class and Class R shares of the High Yield Bond Fund. The performance table is intended to provide some indication of the risks of investment in the High Yield Bond Fund by showing how the High Yield Bond Fund’s average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented only for Individual Investor Class shares for the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the High Yield Bond Fund, the BofA Merrill Lynch U.S. High Yield—Cash Pay—BB-B (Constrained 2%) Index and the Lipper High Yield Bond Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper High Yield Bond Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Individual Investor Class shares for the Fund. After-tax returns for Class A, Institutional Class and Class R shares may vary.
Pax High Yield Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXHIX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[49]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[50]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 74
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	230
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	401
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 894
1 Year	rr_AverageAnnualReturnYear01	(5.54%)	[44],[51]
5 Years	rr_AverageAnnualReturnYear05	3.07%	[44],[51]
10 Years	rr_AverageAnnualReturnYear10	5.22%	[44],[51]
Pax High Yield Bond Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PAXHX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[49]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[50]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 99
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	309
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	536
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,190
2006	rr_AnnualReturn2006	10.11%
2007	rr_AnnualReturn2007	5.80%
2008	rr_AnnualReturn2008	(20.61%)
2009	rr_AnnualReturn2009	38.70%
2010	rr_AnnualReturn2010	10.35%
2011	rr_AnnualReturn2011	2.00%
2012	rr_AnnualReturn2012	13.41%
2013	rr_AnnualReturn2013	6.91%
2014	rr_AnnualReturn2014	(1.41%)
2015	rr_AnnualReturn2015	(5.74%)
1 Year	rr_AverageAnnualReturnYear01	(5.74%)	[44]
5 Years	rr_AverageAnnualReturnYear05	2.82%	[44]
10 Years	rr_AverageAnnualReturnYear10	4.98%	[44]
Pax High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXHAX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[52]
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[49]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[50]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 545
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	745
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	962
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,586
1 Year	rr_AverageAnnualReturnYear01	(9.95%)	[44],[53]
5 Years	rr_AverageAnnualReturnYear05	1.91%	[44],[53]
10 Years	rr_AverageAnnualReturnYear10	4.52%	[44],[53]
Pax High Yield Bond Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXHRX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[49]
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[50]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 124
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	387
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	670
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,477
1 Year	rr_AverageAnnualReturnYear01	(5.97%)	[44],[54]
5 Years	rr_AverageAnnualReturnYear05	2.62%	[44],[54]
10 Years	rr_AverageAnnualReturnYear10	4.76%	[44],[54]
Pax High Yield Bond Fund | Return After Taxes | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.10%)	[44]
5 Years	rr_AverageAnnualReturnYear05	0.12%	[44]
10 Years	rr_AverageAnnualReturnYear10	2.10%	[44]
Pax High Yield Bond Fund | Return After Taxes and Distributions | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.17%)	[44]
5 Years	rr_AverageAnnualReturnYear05	1.19%	[44]
10 Years	rr_AverageAnnualReturnYear10	2.78%	[44]
Pax High Yield Bond Fund | BofA Merrill Lynch U.S. High Yield BB-B (Constrained 2%) Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.82%)	[55],[56]
5 Years	rr_AverageAnnualReturnYear05	5.24%	[55],[56]
10 Years	rr_AverageAnnualReturnYear10	6.43%	[55],[56]
Pax High Yield Bond Fund | Lipper High Yield Bond Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.86%)	[56],[57]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[56],[57]
10 Years	rr_AverageAnnualReturnYear10	5.51%	[56],[57]
Pax Sustainable Managers Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Pax Sustainable Managers Capital Appreciation Fund (the “Capital Appreciation Fund”) Summary of Key Information
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Capital Appreciation Fund’s investment objective is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees & Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class C shares of the Capital Appreciation Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Capital Appreciation Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Capital Appreciation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Growth and Income Portfolio’s performance. During the Capital Appreciation Fund’s most recent fiscal year, the Capital Appreciation Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Capital Appreciation Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Capital Appreciation Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Capital Appreciation Fund expects to invest (directly or indirectly through Underlying Funds) most of its total assets in equity securities (e.g., stocks) that the Adviser believes have the potential for capital appreciation, although it may invest a portion of its assets (generally less than twenty percent) in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds). The Capital Appreciation Fund may invest in domestic securities as well as securities of non-U.S. issuers, including investments in emerging markets.

The Adviser has engaged Morningstar Investment Management, LLC (“Morningstar Investment”) as a portfolio construction adviser to design an asset allocation strategy for the Capital Appreciation Fund. Morningstar Investment may adjust its allocations from time to time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Capital Appreciation Fund is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Capital Appreciation Fund are summarized below.

• Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively impact the Fund’s performance.

• Credit Risk. Changing economic conditions may adversely affect an obligated entity's actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

• Allocation Risk. The allocation techniques and decisions of Morningstar Investment may not produce the desired results.

• U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

• Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• Small- and Medium-Sized Company Risk. Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

• Value Securities Risk. Value securities are securities the Adviser and/or a subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

• Non-U. S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Emerging Markets Securities Risk. Emerging market securities are likely to have greater exposure to Non-U.S. Securities Risk. In addition, emerging markets generally have less developed economies and securities markets, are more prone to rapid social, political and economic changes, have a higher risk of currency devaluation and have more volatile inflation rates than more developed countries

• Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

• Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Changing regulatory and market conditions, including recent declines in the number and capacity of financial institutions to make markets in the Fund's investments, as well as increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. Illiquid investments may also be more difficult to value, and judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

• Underlying Funds Risk. Investments in shares of Underlying Funds are subject to the fees, expenses and risks of those Underlying Funds. The Fund may be limited in the extent to which it can invest in an Underlying Fund, and may have limited information about the Underlying Fund’s investments, either of which may adversely affect the management of the Fund. If an Underlying Fund seeks to track the performance of an index, the value of the Fund’s investment in such Underlying Fund also would fluctuate with the value of the index. Although Morningstar Investment is responsible for the Fund’s allocation decisions, the Adviser may have potential conflicts of interest in selecting affiliated Underlying Funds for investment by the Fund because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

As with all mutual funds, investors may lose money by investing in the Capital Appreciation Fund.

The foregoing descriptions are only summaries. Please see “About the Funds—Risks” on page 98 for more detailed descriptions of the foregoing risks.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Capital Appreciation Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Effective March 29, 2016, the ESG Managers Growth Portfolio was consolidated into the ESG Managers Growth and Income Portfolio, and the ESG Managers Growth and Income Portfolio was renamed the Pax Sustainable Managers Capital Appreciation Fund. The ESG Managers Growth and Income Portfolio is considered the “Surviving Fund” of the reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Capital Appreciation Fund for periods prior to March 29, 2016 is that of the Surviving Fund.

The bar chart below presents the calendar year total returns for Class A shares of the Capital Appreciation Fund before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Capital Appreciation Fund by showing changes in the Capital Appreciation Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Capital Appreciation Fund by showing changes in the Capital Appreciation Fund’s performance from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	800.767.1729
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Class A
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 1st quarter 2013, 9.03%
Worst quarter: 3rd quarter 2011, -13.81%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.81%)
Performance Table:	rr_PerformanceTableHeading

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class, Individual Investor Class, Class A and Class C shares of the Capital Appreciation Fund. The performance table is intended to provide some indication of the risks of investment in the Capital Appreciation Fund by showing how the Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and since inception period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class, Individual Investor Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Capital Appreciation Fund, the Blended Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance presented only for Class A shares of the Fund.
Pax Sustainable Managers Capital Appreciation Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMIIX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[58]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[59]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[60]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 136
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	630
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,151
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,580
1 Year	rr_AverageAnnualReturnYear01	(3.51%)	[61]
5 Years	rr_AverageAnnualReturnYear05	6.92%	[61]
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%	[61],[62]
Pax Sustainable Managers Capital Appreciation Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWCAX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[58]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[59]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[60]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.59%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 162
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	706
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,278
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 2,832
1 Year	rr_AverageAnnualReturnYear01	(3.75%)	[61],[63]
5 Years	rr_AverageAnnualReturnYear05	6.62%	[61],[63]
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%	[61],[62],[63]
Pax Sustainable Managers Capital Appreciation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGPAX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[64]
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[58]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[59]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[60]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.59%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 703
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,217
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,757
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,226
2011	rr_AnnualReturn2011	(2.16%)
2012	rr_AnnualReturn2012	10.60%
2013	rr_AnnualReturn2013	23.86%
2014	rr_AnnualReturn2014	6.83%
2015	rr_AnnualReturn2015	(3.75%)
1 Year	rr_AverageAnnualReturnYear01	(3.75%)	[61],[65]
5 Years	rr_AverageAnnualReturnYear05	6.62%	[61],[65]
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%	[61],[62],[65]
Pax Sustainable Managers Capital Appreciation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWCCX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[66]
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[58]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[59]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[60]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.34%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 337
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	930
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,647
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,547
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	237
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	930
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,647
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,547
1 Year	rr_AverageAnnualReturnYear01	(4.49%)	[61],[65]
5 Years	rr_AverageAnnualReturnYear05	5.80%	[61],[65]
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%	[61],[62],[65]
Pax Sustainable Managers Capital Appreciation Fund | Class A (with 5.50% maximum sales charge)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.06%)	[61],[67]
5 Years	rr_AverageAnnualReturnYear05	5.42%	[61],[67]
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%	[61],[62],[67]
Pax Sustainable Managers Capital Appreciation Fund | Return After Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.04%)	[61],[65]
5 Years	rr_AverageAnnualReturnYear05	4.14%	[61],[65]
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%	[61],[62],[65]
Pax Sustainable Managers Capital Appreciation Fund | Return After Taxes and Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.74%)	[61],[65]
5 Years	rr_AverageAnnualReturnYear05	4.09%	[61],[65]
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%	[61],[62],[65]
Pax Sustainable Managers Capital Appreciation Fund | Blended Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.85%	[68],[69],[70],[71],[72]
5 Years	rr_AverageAnnualReturnYear05	8.57%	[68],[69],[70],[71],[72]
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%	[62],[68],[69],[70],[71],[72]
Pax Sustainable Managers Capital Appreciation Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[71],[72]
5 Years	rr_AverageAnnualReturnYear05	12.57%	[71],[72]
Since Inception	rr_AverageAnnualReturnSinceInception	12.70%	[62],[71],[72]
Pax Sustainable Managers Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Pax Sustainable Managers Total Return Fund (the “Total Return Fund”) Summary of Key Information
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Total Return Fund’s primary investment objective is to maximize current income while preserving capital.
Secondary objectives	rr_ObjectiveSecondaryTextBlock	As a secondary objective and to the extent consistent with its primary investment objective, the Total Return Fund seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees & Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class, Individual Investor Class, Class A or Class C shares of the Total Return Fund. You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Total Return Fund. More information about these and other discounts is available from your financial intermediary, under “Shareholder Guide—Sales Charges” on page 123 of this Prospectus and under “Distribution and Shareholder Services—Sales Charge Reductions and Waivers” on page 87 in the Statement of Additional Information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example of Expenses,” affect the Total Return Fund’s performance. During the Total Return Fund’s most recent fiscal year, the Total Return Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	44.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your spouse or minor children invest, or agree to invest in the future, at least $50,000 in Class A shares of the Total Return Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example of Expenses
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Total Return Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Total Return Fund expects to invest (directly or indirectly through Underlying Funds) a majority of its total assets in fixed income securities (e.g., corporate bonds, U.S. Treasury securities, agency securities and municipal bonds) although it may invest a portion of its assets in equity securities (e.g., stocks). The Total Return Fund may invest in securities of non-U.S. issuers, including investments in emerging markets.

The Adviser has engaged Morningstar Investment Management, LLC (“Morningstar Investment”) as a portfolio construction adviser to design an asset allocation strategy for the Total Return Fund. Morningstar Investment may adjust its allocations from time to time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Total Return Fund is exposed to various risks and you may have a gain or loss when you sell your shares. The principal risks of investing in the Total Return Fund are summarized below.

• Market Risk. Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund’s investments.

• Interest Rate Risk. The value of debt securities tends to decrease when nominal interest rates rise. Longer-duration securities tend to be more sensitive to interest rate changes, and thus more volatile, than shorter-duration securities. A period of rising interest rates may negatively impact the Fund’s performance.

• Credit Risk. Changing economic conditions may adversely affect an obligated entity’s actual or perceived ability to pay interest or principal on a fixed income security when due, which in turn can adversely affect the price of or income derived from the security.

• U.S. Government Securities Risk. U.S. government securities that are not issued or guaranteed by the U.S. Treasury are generally more susceptible to loss than are securities that are so issued or guaranteed.

• Mortgage Risk. Mortgage related securities tend to become more sensitive to interest rate changes as interest rates rise, increasing their volatility. When interest rates decline, underlying borrowers may pay off their loans sooner than expected, forcing the Fund to reinvest disposition proceeds at lower prevailing interest rates.

• Reinvestment Risk. Income from the fixed income portion of the Fund's investments may decline if the Fund is forced to invest the proceeds from matured, called or otherwise disposed of debt securities or convertible securities at interest rates that are below the Fund's earnings rate at that time.

• Allocation Risk. The allocation techniques and decisions of Morningstar Investment may not produce the desired results.

• Growth Securities Risk. Growth (equity) securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

• High Yield Securities Risk. High yield securities (“junk bonds”) are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments when due. Investments in such securities tend to increase the Fund’s exposure to interest rate risk, credit risk and liquidity risk.

• Value Securities Risk. Value securities are securities the Adviser and/or a subadviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

• Non-U.S. Securities Risk. Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

• Turnover Risk. Frequent changes in the securities held by a Fund increases the Fund’s transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund’s performance.

• Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments, which may make it difficult to sell an investment at a desirable time or price. A lack of liquidity may cause the value of an investment to decline. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Changing regulatory and market conditions, including recent declines in the number and capacity of financial institutions to make markets in the Fund’s investments, as well as increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund’s investments. Illiquid investments may also be more difficult to value, and judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

• Underlying Funds Risk. Investments in shares of Underlying Funds are subject to the fees, expenses and risks of those Underlying Funds. The Fund may be limited in the extent to which it can invest in an Underlying Fund, and may have limited information about the Underlying Fund’s investments, either of which may adversely affect the management of the Fund. If an Underlying Fund seeks to track the performance of an index, the value of the Fund’s investment in such Underlying Fund also would fluctuate with the value of the index. Although Morningstar Investment is responsible for the Fund’s allocation decisions, the Adviser may have potential conflicts of interest in selecting affiliated Underlying Funds for investment by the Fund because the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

As with all mutual funds, investors may lose money by investing in the Total Return Fund.

The foregoing descriptions are only summaries. Please see “Principal Risks” on page 98 for more detailed descriptions of the foregoing risks.

May Lose Money	rr_RiskLoseMoney	As with all mutual funds, investors may lose money by investing in the Total Return Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Effective March 29, 2016, the ESG Managers Balanced Portfolio was consolidated into the ESG Managers Income Portfolio, and the ESG Managers Income Portfolio was renamed the Pax Sustainable Managers Total Return Fund. The ESG Managers Income Portfolio is considered the “Surviving Fund” of the reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Total Return Fund for periods prior to March 29, 2016 is that of the Surviving Fund.

The bar chart below presents the calendar year total returns for Class A shares of the Total Return Fund before taxes and sales charges. The bar chart is intended to provide some indication of the risk of investing in the Total Return Fund by showing changes in the Total Return Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart is intended to provide some indication of the risk of investing in the Total Return Fund by showing changes in the Total Return Fund’s performance from year to year.
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.paxworld.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	Class A
Bar Chart, Closing	rr_BarChartClosingTextBlock
For the periods shown in the bar chart:	Best quarter: 4th quarter 2011, 4.39%
Worst quarter: 3rd quarter 2011, -5.71%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.71%)
Performance Table:	rr_PerformanceTableHeading

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class, Individual Investor Class, Class A and Class C shares of the Total Return Fund. The performance table is intended to provide some indication of the risks of investment in the Total Return Fund by showing how the Total Return Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and since inception period. After-tax performance presented only for Class A shares of the Fund. After-tax returns for Institutional Class, Individual Investor Class and Class C shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Total Return Fund, the Blended Index and the Barclays U.S. Aggregate Bond Index are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns may not be relevant to shareholders who hold their shares through tax-advantaged arrangements (such as 401(k) plans and individual retirement accounts).
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance presented only for Class A shares of the Fund.
Pax Sustainable Managers Total Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWMIX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[73]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[74]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.22%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.99%)	[75]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 125
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	806
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,510
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,385
1 Year	rr_AverageAnnualReturnYear01	(1.26%)	[76]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[76]
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%	[76],[77]
Pax Sustainable Managers Total Return Fund | Individual Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWTRX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[73]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[74]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.47%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.99%)	[75]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.48%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 151
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	880
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,632
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,615
1 Year	rr_AverageAnnualReturnYear01	(1.40%)	[76],[78]
5 Years	rr_AverageAnnualReturnYear05	4.77%	[76],[78]
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%	[76],[77],[78]
Pax Sustainable Managers Total Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWMAX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[79]
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[73]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[74]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.47%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.99%)	[75]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.48%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 594
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,290
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,009
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 3,902
2011	rr_AnnualReturn2011	2.51%
2012	rr_AnnualReturn2012	6.99%
2013	rr_AnnualReturn2013	9.65%
2014	rr_AnnualReturn2014	6.46%
2015	rr_AnnualReturn2015	(1.40%)
1 Year	rr_AverageAnnualReturnYear01	(1.40%)	[76],[80]
5 Years	rr_AverageAnnualReturnYear05	4.77%	[76],[80]
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%	[76],[77],[80]
Pax Sustainable Managers Total Return Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWMCX
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[81]
Wire Redemption Fee	rr_ShareholderFeeOther	$ 10.00	[73]
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.59%	[74]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.22%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.99%)	[75]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.23%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 326
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,100
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,988
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,269
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,100
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,988
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 4,269
1 Year	rr_AverageAnnualReturnYear01	(2.20%)	[76],[82]
5 Years	rr_AverageAnnualReturnYear05	3.98%	[76],[82]
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%	[76],[77],[82]
Pax Sustainable Managers Total Return Fund | Class A (with 4.50% maximum sales charge)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.83%)	[76],[80]
5 Years	rr_AverageAnnualReturnYear05	3.80%	[76],[80]
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%	[76],[77],[80]
Pax Sustainable Managers Total Return Fund | Return After Taxes | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.04%)	[76],[80]
5 Years	rr_AverageAnnualReturnYear05	2.32%	[76],[80]
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%	[76],[77],[80]
Pax Sustainable Managers Total Return Fund | Return After Taxes and Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.58%)	[76],[80]
5 Years	rr_AverageAnnualReturnYear05	2.60%	[76],[80]
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%	[76],[77],[80]
Pax Sustainable Managers Total Return Fund | Blended Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.84%	[83],[84],[85],[86],[87]
5 Years	rr_AverageAnnualReturnYear05	5.68%	[83],[84],[85],[86],[87]
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%	[77],[83],[84],[85],[86],[87]
Pax Sustainable Managers Total Return Fund | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%	[85],[87]
5 Years	rr_AverageAnnualReturnYear05	3.25%	[85],[87]
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%	[77],[85],[87]

[1]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[2]	The Growth Fund's investment adviser has contractually agreed to reimburse expenses (excluding acquired fund fees and expenses, if any) allocable to Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund to the extent such expenses exceed 0.99%, 1.24%, 1.24% and 1.49% of the average daily net assets of Institutional Class, Individual Investor Class, Class A and Class R shares of the Growth Fund, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2017.
[3]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[4]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[5]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[6]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[7]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[8]	The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization.
[9]	Unlike the Growth Fund, the Russell 1000 Growth Index and the Lipper Multi-Cap Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Multi-Cap Growth Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[10]	The Lipper Multi-Cap Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Growth Funds Average. The Lipper Multi-Cap Growth Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Growth Funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index. The Lipper Multi-Cap Growth Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[11]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[12]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[13]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[14]	The Fund's inception date is March 27, 2008. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[15]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[16]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[17]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[18]	The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
[19]	Unlike the Small Cap Fund, the Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Small-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[20]	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The Lipper Small-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[21]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[22]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[23]	Inception of Institutional Class shares is April 2, 2007. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[24]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[25]	The S&P 500 Index is an index of large capitalization common stocks.
[26]	Unlike the Balanced Fund, the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the Lipper Mixed-Asset Target Allocation Growth Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper Mixed-Asset Target Allocation Growth Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[27]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[28]	The Blended Index is composed of 60% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index.
[29]	Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.
[30]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[31]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses. (For this purpose, PWM does not consider acquired fund fees and expenses to be operating costs and expenses of the Fund.)
[32]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[33]	The Fund's inception date is January 27, 2011. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Institutional Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[34]	Inception of Individual Investor Class and Class R shares is March 31, 2014. The returns shown for Individual Investor Class and Class R shares for the period prior to Individual Investor Class and Class R shares inception are those of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Individual Investor Class and Class R shares.
[35]	The MSCI EAFE ESG INDEX is an index of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies' ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest). Performance for the MSCI EAFE ESG Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[36]	Unlike the International Index Fund, the MSCI EAFE ESG Index and the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index are not investments, are not professionally managed, and (with the exception of the Lipper International Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[37]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[38]	The Lipper International Large-Cap Core Funds Index tracks the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator.
[39]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[40]	The Global Environmental Markets Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Institutional Class, Individual Investor Class, Class A and Class R shares of the Global Environmental Markets Fund to the extent such expenses exceed 1.15%, 1.40%, 1.40% and 1.65% of the average daily net assets of Institutional Class, Individual Investor Class, Class A and Class R shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2017.
[41]	The Fund's inception date is March 27, 2008. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[42]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[43]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[44]	The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.
[45]	Effective April 1, 2016, the MSCI ACWI (Net) Index replaced the MSCI World (Net) Index as the primary benchmark for Global Environmental Markets Fund because the Adviser believes the MSCI ACWI (Net) Index is a more appropriate representation of the universe of securities in which the Fund may invest. The MSCI ACWI (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Performance for the MSCI ACWI Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding tax.
[46]	Unlike the Global Environmental Markets Fund, the MSCI ACWI (Net) Index, FTSE Environmental Opportunities Index Series and the MSCI World (Net) Index are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[47]	The FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology; waste and pollution control; and food, agriculture and forestry. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. ("Impax") with FTSE International. Impax is also the sub-adviser to the Pax World Global Environmental Markets Fund.
[48]	The MSCI World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World (Net) Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[49]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[50]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[51]	Inception of Institutional Class shares is June 1, 2004. The performance information shown for Institutional Class shares includes the performance of Individual Investor Class shares for the period prior to Institutional Class inception. Expenses have not been adjusted to reflect the expenses allocable to Institutional Class shares. If such expenses were reflected, the returns would be higher than those shown.
[52]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[53]	Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.
[54]	Inception of Class R shares is April 2, 2007. The performance information shown for Class R shares includes the performance of Individual Investor Class shares for the period prior to Class R inception. Expenses have not been adjusted to reflect the expenses allocable to Class R shares. If such expenses were reflected, the returns would be lower than those shown.
[55]	The BofA Merrill Lynch U.S. High Yield-Cash Pay-BB-B (Constrained 2%) Index tracks the performance of BB- and B-rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%.
[56]	Unlike the High Yield Bond Fund, the BofA Merrill Lynch U.S. High Yield-Cash Pay-BB-B (Constrained 2%) Index and the Lipper High Yield Bond Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper High Yield Bond Funds Index) do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[57]	The Lipper High Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Yield Bond Funds Average. The Lipper High Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues. The Lipper High Yield Bond Funds Index is not what is typically considered an "index" because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.
[58]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[59]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[60]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) as a percentage of its average net assets, do not exceed 0.34% on an annualized basis. In addition, the Adviser has agreed to waive its advisory fee with respect to the Fund's investments in funds advised by the Adviser. This reimbursement arrangement will continue in effect until at least December 31, 2017 unless modified or terminated by the Fund's Trustees.
[61]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[62]	The Fund's inception date is January 4, 2010.
[63]	Inception of Individual Investor Class shares is April 1, 2016. The performance information shown for Individual Investor Class shares includes the performance of Class A shares for the period prior to Individual Investor Class shares inception. These returns have not been adjusted to reflect the expenses allocable to Individual Investor Class shares.
[64]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[65]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[66]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[67]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million.
[68]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[69]	The Blended Index is composed of 55% S&P 500 Index, 25% MSCI EAFE (Net) Index and 20% Barclays U.S. Aggregate Bond Index.
[70]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[71]	The S&P 500 Index is an index of large capitalization common stocks.
[72]	Unlike the Capital Appreciation Fund, the Blended Index and the S&P 500 Index are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.
[73]	The Fund charges a fee of $10.00 for each wire redemption, subject to change without notice.
[74]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[75]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) as a percentage of its average net assets, do not exceed 0.24% on an annualized basis. In addition, the Adviser has agreed to waive its advisory fee with respect to the Fund's investments in funds advised by the Adviser. This reimbursement arrangement will continue in effect until at least December 31, 2017 unless modified or terminated by the Fund's Trustees.
[76]	Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and other than for Class A shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For more recent month-end performance data, please visit www.paxworld.com.
[77]	The Fund's inception date is January 4, 2010.
[78]	Inception of Individual Investor Class shares is April 1, 2016. The performance information shown for Individual Investor Class shares includes the performance of Class A shares for the period prior to Individual Investor Class shares inception. These returns have not been adjusted to reflect the expenses allocable to Individual Investor Class shares.
[79]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[80]	A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million.
[81]	This charge applies to investors who purchase Class C shares and redeem them within one year of purchase, with certain exceptions. See "Shareholder Guide-Sales Charges."
[82]	A 1.00% CDSC (contingent deferred sales charge) may be charged on shares redeemed within one year of purchase. Performance does not reflect the deduction of the CDSC, which, if reflected, would reduce the performance shown.
[83]	The Barclays U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities.
[84]	The Blended Index is composed of 24% S&P 500 Index, 11% MSCI EAFE (Net) Index and 65% Barclays U.S. Aggregate Bond Index.
[85]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[86]	The S&P 500 Index is an index of large capitalization common stocks.
[87]	Unlike the Total Return Fund, the Blended Index and the Barclays U.S. Aggregate Bond Index are not investments, are not professionally managed, have no policy of sustainable investing and do not reflect deductions for fees, expenses or taxes. One cannot invest directly in any index.